Investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments [Abstract]
Investments Other Than Investments Accounted for Using Equity Method
As at	December 31, 2021	December 31, 2020
Investments at amortized cost (A)	24,987	—
Investment at FVTPL (B)	48,576	51,876
	73,563	51,876

Current portion	3,065	—
Long-term	70,498	51,876

Disclosure of Carrying Amount of Investments at Amortized Cost

The following table summarizes the carrying amount of investments at amortized cost as at December 31, 2021:

As at	December 31, 2021
Secured term loan	19,417
Convertible debenture	3,065
Spiritleaf franchise partners	2,505
24,987